Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Interest received	$ 75,937	$ 75,201	$ 76,329
Fees received	13,269	11,816	12,171
Other income received			3
Proceeds from sales of loans	105,414	121,055	137,836
Origination of loans held for sale	(105,078)	(109,131)	(135,107)
Interest paid	(9,964)	(11,396)	(14,876)
Cash paid to suppliers and employees	(45,890)	(41,968)	(38,789)
Income taxes paid	(12,277)	(8,413)	(8,152)
Net cash provided by operating activities	21,411	37,164	29,415
Cash flows from investing activities:
Purchase of available-for-sale securities	(171,497)	(109,662)	(217,500)
Proceeds from calls, maturities and paydowns of available-for-sale securities	86,946	76,811	173,266
Proceeds from sale of available-for-sale securities	72,215	6,867	37,353
Purchase of held-to-maturity securities	(3,610)	(14,250)	(2,587)
Proceeds from maturities and paydowns of held-to-maturity securities	2,049	2,749	1,437
Loans made to customers, net of repayments	(144,410)	(48,636)	(61,432)
Purchase of annuity contracts and life insurance			(4,072)
Purchase of bank owned life insurance	(5,565)	(5,000)
Purchase of bank premises and equipment	(4,145)	(4,074)	(1,946)
Proceeds from sale of other assets	4	51	70
Proceeds from sale of other real estate	3,945	5,053	8,977
Net cash used in investing activities	(164,068)	(90,091)	(66,434)
Cash flows from financing activities:
Net increase in non-interest bearing, savings, NOW and money market deposit accounts	147,458	95,320	123,050
Net decrease in time deposits	(41,443)	(34,987)	(35,170)
Net increase (decrease) in securities sold under agreements to repurchase	(5,641)	(1,506)	3,165
Dividends paid	(4,510)	(4,464)	(6,243)
Proceeds from sale of common stock pursuant to dividend reinvestment	3,204	3,248	4,518
Proceeds from sale of common stock pursuant to exercise of stock options	186	156	189
Repurchase of common shares	(94)
Net cash provided by financing activities	99,160	57,767	89,509
Net increase (decrease) in cash and cash equivalents	(43,497)	4,840	52,490
Cash and cash equivalents at beginning of year	111,504	106,664	54,174
Cash and cash equivalents at end of year	68,007	111,504	106,664
Reconciliation of net earnings to net cash provided by operating activities:
Net earnings	20,777	15,869	12,148
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, amortization and accretion	4,162	4,787	5,106
Provision for loan losses	498	2,177	9,528
Share based compensation expense	41	32	31
Provision for deferred tax expense (benefit)	634	1,068	(814)
Write downs and loss (gains) on sales of other real estate, net	(77)	1,642	3,286
Loss on sales of other assets	6	3	2
Gain on sale of premises and equipment	(7)	(12)
Security gains	(545)	(78)	(259)
Decrease (increase) in loans held for sale	(2,444)	8,626	(873)
Increase (decrease) in taxes payable	(601)	(175)	177
Decrease (increase) in other assets	(1,297)	1,337	700
Decrease (increase) in accrued interest receivable	(400)	363	504
Decrease in interest payable	(196)	(517)	(769)
Increase in accrued expenses	860	2,042	648
Total adjustments	634	21,295	17,267
Net cash provided by operating activities	21,411	37,164	29,415
Supplemental Schedule of Non-Cash Activities:
Unrealized gain (loss) in value of securities available-for-sale, net of taxes of $2,245 in 2014, $4,261 in 2013, and $1,058 in 2012	3,617	(6,868)	1,707
Non-cash transfers from loans to other real estate	799	5,539	9,236
Non-cash transfers from other real estate to loans	2,502	1,282	783
Non-cash transfers from loans to other assets	$ 17	$ 46	$ 73